Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 506,642	$ 72,972	¥ 1,240,749
Restricted cash		361,797	52,109	346,926
Accounts receivable, net		2,096,583	301,971	2,475,386
Inventories		1,314,834	189,375	1,484,314
Prepayments to suppliers		475,347	68,465	426,718
Value-added tax recoverable, current		328,704	47,343	342,874
Amounts due from and prepayments to related parties		1,331,558	191,784	1,110,746
Receivable from disposal of a subsidiary		0	0	470,000
Receivable from disposal of land use right of a subsidiary		0	0	246,276
Prepaid expenses and other current assets		214,248	30,858	259,393
Total current assets		6,629,713	954,877	8,403,382
Amounts due from a related party	[1]	32,332	4,657	32,318
Long-term prepayments to suppliers		343,591	49,487	555,520
Investments in affiliated companies		355,192	51,158	459,721
Land, property, plant and equipment, net		4,879,086	702,735	6,846,482
Project assets		672,045	96,795	720,286
Land use rights		402,680	57,998	411,732
Intangible assets, net		58,110	8,370	58,360
Deferred tax assets, non-current		203	29	2,720
Value-added tax recoverable, non-current		67,457	9,716	78,652
Other assets		59,405	8,556	71,109
Total assets		13,499,814	1,944,378	17,640,282
Current liabilities:
Short-term borrowings, including medium-term notes past due, and current portion of medium-term notes and long-term debt		9,010,205	1,297,739	9,124,183
Accounts payable		2,471,812	356,015	3,960,458
Advances from customers		278,106	40,056	725,170
Amounts due to related parties	[2]	393,063	56,613	536,409
Deferred tax liabilities, current		4,215	607	4,093
Accrued warranty liability		37,462	5,396	38,869
Short-term sales lease back and financing lease payable due to non-related parties		2,807	404	17,645
Short-term sales lease back and financing lease payable due to related parties		51,808	7,462	57,248
Interest payable		624,560	89,955	121,364
Payables to non-controlling interest holders		233,135	33,578	135,339
Payables due to settlement of claims		0	0	48,702
Payables in relation to Golden Sun Program		248,887	35,847	248,887
Other current liabilities and accrued expenses		745,229	107,335	642,350
Total current liabilities		14,101,289	2,031,007	15,660,717
Medium-term notes		0	0	300,000
Long-term debt, excluding current portion		2,523,621	363,477	2,405,898
Reserve for inventory purchase commitments		1,412,748	203,478	1,322,448
Accrued warranty liability, excluding current portion		804,344	115,850	753,270
Long-term sales lease back and financing lease payable due to non-related parties		10,985	1,582	13,824
Long-term sales lease back and financing lease payable due to related parties		267,367	38,509	242,267
Deferred other income		799,128	115,098	812,788
Long-term payables to non-controlling interest holders		763,393	109,952	821,276
Other liabilities		9,138	1,317	19,945
Total liabilities		20,692,013	2,980,270	22,352,433
Shareholders’ deficit:
Ordinary shares - Par value: US$0.01 Authorized shares: 1,000,000,000 Issued shares: 187,490,478 and 187,490,478 as of December 31, 2015 and 2016, respectively Outstanding shares: 181,763,770 and 181,763,770 as of December 31, 2015 and 2016, respectively		13,791	1,986	13,791
Additional paid-in capital		7,248,240	1,043,964	7,246,760
Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2015 and 2016, respectively, at cost		(127,331)	(18,339)	(127,331)
Accumulated other comprehensive income/(losses)		(54,651)	(7,871)	180,025
Accumulated deficit		(15,428,426)	(2,222,156)	(13,252,929)
Total deficit attributable to Yingli Green Energy		(8,348,377)	(1,202,416)	(5,939,684)
Non-controlling interests		1,156,178	166,524	1,227,533
Total shareholders’ deficit		(7,192,199)	(1,035,892)	(4,712,151)
Commitments and contingencies
Total liabilities and shareholders’ deficit		¥ 13,499,814	$ 1,944,378	¥ 17,640,282

[1]	In 2012, Yingli Lixian entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 4,490 and RMB 7,510 deposits during the years ended December 31, 2012 and 2013, respectively, for guarantee of the transaction. In 2012, Fine Silicon entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 10,000 deposits for guarantee of the transaction. In August 2013, Yingli China entered into a sales-lease back transaction with a subsidiary of Yingli Group and paid RMB 10,000 deposits for guarantee of the lease. These deposits will be returned when the transactions were completed, and are recorded in due from related parties as of December 31, 2012, and are reclassified to long-term portion of amounts due from a related party as of December 31, 2015 and 2016.
[2]	The balance as of December 31, 2015 and 2016 mainly represents the prepayments to subsidiaries of Yingli Group for the purchase of raw materials and receipt of services. The Company purchased raw materials of RMB 587,538, RMB 401,690 and RMB 204,436 (US$ 29,445) from the subsidiaries and an affiliate of Yingli Group for the years ended December 31, 2014, 2015 and 2016, respectively. The company purchased services of RMB 230,950, RMB 239,060 and RMB 235,448 (US$33,912) from the subsidiaries of Yingli Group and the Company’s affiliate for the years ended December 31, 2014, 2015 and 2016, respectively. The amount of transaction mentioned above included value-added tax.